Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

On January 10, 2024, the Company paid a dividend of $652 (Note 10).

On February 20, 2024, the Company announced a cash dividend of $0.075 per common share for the fourth quarter of 2023 payable on or about April 10, 2024 to all shareholders of record as of March 22, 2024.

On February 22, 2024, the Company entered into a sale and leaseback agreement with Village Seven Co., Ltd and V7 Fune Inc. (Village Seven Sale and Leaseback), unaffiliated third parties, in order to refinance the August 2022 EnTrust Facility. The financing amount is $13,800 bearing an interest rate of 2.65% plus 3-month Term SOFR. The charterhire principal amortizes over a four-year term, through forty-eight consecutive monthly installments of $192 and a purchase option of $4,738. The Company has the option to extend the charter period for a further two-year period. The outstanding charterhire principal, at the optional period, amortizes through twenty-four consecutive monthly installments of $192. At the end of the optional period, which the Company expects to exercise, the ownership of the vessel will be transferred to United at nominal additional cost. The Company has continuous options to repurchase the vessel at predetermined prices, following the second anniversary of the bareboat charter. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The vessel was sold and chartered back under the sale and leaseback agreement on March 27, 2024.

On March 6, 2024, the Company entered into a bareboat charter agreement for a 82,235 dwt Kamsarmax bulk carrier built in 2016 in Japan, which will be renamed Nisea and is expected to be delivered to United between June and October 2024. The vessel will be chartered under an 18-month bareboat charter agreement, with a down payment of $7,500, of which $3,750 was paid upon the signing of the agreement and a further down payment of $3,750 is payable prior to the delivery of the vessel. The daily charter rate will be $8 over the period of the bareboat charter. The Company has a purchase option of $16,620 at the end of the bareboat charter. In aggregate, the acquisition cost for the vessel, following exercise of the purchase option, will be approximately $28,440.

On March 11, 2024, the Company signed a term sheet for a $18,000 sale and leaseback to finance the expected exercise of $17,100 purchase option, under the bareboat charter agreement of Synthesea. The vessel will be sold and chartered back on a bareboat basis for a seven-year period. The financing’s applicable interest rate will be 3-month term SOFR plus 2.70% per annum. Following the second anniversary of the bareboat charter, the Company will have continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. The charterhire principal will amortize through eighty-four consecutive equal monthly installments of approximately $136 along with a purchase option of $6,682 at the expiration of the bareboat charter. At the end of charter period, if the Company will not exercise its purchase option, the lessor may exercise their put option. The transaction is subject to completion of definitive documentation and is expected to close between April to July 2024.

On March 27, 2024, the Compensation Committee of our board of directors approved the amendment and restatement of the 2022 Equity Incentive Plan to increase the aggregate number of common shares reserved for issuance under the plan to 400,000 shares, and granted awards under the plan to the Company’s directors and certain service providers of an aggregate of 335,000 restricted common shares. Of the total 335,000 shares issued, 260,000 shares were granted to the members of the board of directors and 65,000 shares were granted to certain of the Company’s service providers and 10,000 shares were granted to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $2.635. On March 27, 2024, 67,000 shares vested, while 100,500 shares will vest on September 27, 2024 and 167,500 shares will vest on March 27, 2025.

On March 27, 2024, the August 2022 EnTrust Facility was refinanced with the Village Seven Sale and Leaseback. The remaining outstanding balance of $13,000 of the August 2022 EnTrust Facility was repaid in full, and all obligations under the facility were irrevocably and unconditionally discharged pursuant to the deed of release dated March 27, 2024.

During 2024 and as of the date of the issuance of these consolidated financial statements, the Company has repurchased 17,174 of its outstanding common shares at an average price of approximately $2.50 per share and a total of $43, inclusive of commissions and fees, pursuant to the share repurchase plan approved by the Company’s Board of Directors in October 2022, as extended. All the repurchased shares were cancelled and restored to the status of authorized but unissued shares as of the date of the issuance of these consolidated financial statements.